Post employment benefits (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of defined benefit plans [abstract]
Schedule of funding valuations of the significant defined benefit plans
The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(1)	1 April 2021
Ireland(2)	31 December 2018
United States	1 January 2021
(1)    The Diageo Pension Scheme (DPS) closed to new members in November 2005. Employees who joined Diageo in the United Kingdom between November 2005 and January 2018, had been eligible to become members of the Diageo Lifestyle Plan (a cash balance defined benefit plan). Since then, new employees have been eligible to become members of a Diageo administered defined contribution plan.
(2) The Irish scheme closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of Diageo administered defined contribution plans. The triennial valuation of the Guinness Ireland Group Pension Scheme in Ireland (the Irish Scheme) is in progress and the results of this valuation are expected to be agreed by Diageo and the trustee later in calendar year 2022.
Schedule of amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income
The amounts charged to the consolidated income statement and statement of comprehensive income for the group’s defined benefit plans for the three years ended 30 June 2022 are as follows:

	2022 £ million	2021 £ million	2020 £ million
Current service cost and administrative expenses	(107)	(105)	(109)
Past service gains – ordinary activities	34	—	50
Past service losses – exceptional	—	(5)	—
Gains on curtailments and settlements	34	18	12
Charge to operating profit	(39)	(92)	(47)
Net finance gain in respect of post employment plans	10	5	9
Charge before taxation(1)	(29)	(87)	(38)
Actual returns less amounts included in finance income	(1,432)	(6)	774
Experience (losses)/gains	(35)	80	34
Changes in financial assumptions	2,133	125	(754)
Changes in demographic assumptions	(40)	(183)	(14)
Other comprehensive income	626	16	40
Changes in the surplus restriction	(11)	—	(2)
Total other comprehensive income	615	16	38
(i) The year ended 30 June 2022 includes settlement gains of £27 million in respect of the Enhanced Transfer Values exercise carried out in the Irish Schemes and past service gains of £28 million as a result of the changes of the benefits in the Irish Scheme. In the year ended 30 June 2021, the exceptional past service loss of £5 million is in respect of the equalisation of Guaranteed Minimum Pension (GMP) benefits for men and women). The year ended 30 June 2020 includes a past service gain of £47 million in respect of the Irish Scheme following communications to the deferred members in respect of changing their expectations of a full pension prior to reaching the age of 65 and to pensioners in respect of future pension increases.

Schedule of charge before taxation
(1)     The (charge)/income before taxation is in respect of the following countries:

	2022 £ million	2021 £ million	2020 £ million
United Kingdom	(27)	(46)	(23)
Ireland	45	4	34
United States	(31)	(28)	(30)
Other	(16)	(17)	(19)
	(29)	(87)	(38)

Schedule of movement in net deficit
The movement in the net surplus for the two years ended 30 June 2022 is set out below:

	Plan assets £ million	Plan liabilities £ million	Net surplus £ million
At 30 June 2020	10,422	(10,057)	365
Exchange differences	(214)	245	31
Charge before taxation(1)	149	(236)	(87)
Other comprehensive income/(loss)(2)	(6)	22	16
Contributions by the group	122	—	122
Settlements paid(3)	(169)	169	—
Employee contributions	4	(4)	—
Benefits paid	(416)	416	—
At 30 June 2021	9,892	(9,445)	447
Exchange differences	93	(100)	(7)
Charge before taxation(1)	176	(205)	(29)
Other comprehensive income/(loss)(2)	(1,432)	2,058	626
Contributions by the group	128	—	128
Settlements paid(3)	(52)	52	—
Employee contributions	5	(5)	—
Benefits paid	(411)	411	—
At 30 June 2022	8,399	(7,234)	1,165
(1) Includes net settlement gain of £27 million (F21 - £14 million) and past service gain of £28 million.
(2) Excludes surplus restriction.
(3) Includes settlement payment of £52 million on ETV exercise in Ireland (F21 – £151 million in respect of a settlement in the US Cash Balance plan).

Schedule of plan assets and liabilities by type of post employment benefit and country
The plan assets and liabilities by type of post employment benefit and country is as follows:

	2022		2021
	Plan assets £ million	Plan liabilities £ million	Plan assets £ million	Plan liabilities £ million
Pensions
United Kingdom	6,041	(4,897)	7,341	(6,580)
Ireland	1,645	(1,409)	1,826	(1,926)
United States	453	(408)	470	(373)
Other	191	(212)	186	(225)
Post employment medical	2	(225)	2	(262)
Other post employment	67	(83)	67	(79)
	8,399	(7,234)	9,892	(9,445)

Schedule of balance sheet analysis of post employment plans
The balance sheet analysis of the post employment plans is as follows:

	2022		2021
	Non- current assets(1) £ million	Non- current liabilities £ million	Non- current assets(1) £ million	Non- current liabilities £ million
Funded plans	1,553	(144)	1,018	(279)
Unfunded plans	—	(258)	—	(295)
	1,553	(402)	1,018	(574)
(1)    Includes surplus restriction of £14 million (2021 – £3 million).

Schedule of weighted average assumptions used to determine group's deficit/surplus in main post employment plans
The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post employment plans at 30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ending 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(1)
	2022%	2021%	2020%	2022%	2021%	2020%	2022%	2021%	2020%
Rate of general increase in salaries(2)	3.6	3.4	3.2	3.8	3.0	2.6	—	—	—
Rate of increase to pensions in payment	2.9	3.1	3.0	2.2	1.7	1.4	—	—	—
Rate of increase to deferred pensions	2.6	2.5	2.1	2.3	1.6	1.2	—	—	—
Discount rate for plan liabilities	3.8	1.9	1.5	3.2	1.0	1.2	4.4	2.7	2.6
Inflation – CPI	2.6	2.5	2.1	2.4	1.6	1.2	2.3	2.3	1.4
Inflation - RPI	3.1	3.0	2.8	—	—	—	—	—	—
(1)    The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on a member’s projected final salary.
(2) The salary increase assumptions include an allowance for age-related promotional salary increases.
Schedule of expected age at death of an average worker who retires currently at age of 65, and one who is currently aged 45 and subsequently retires at the age of 65
For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(1)			Ireland(2)			United States
	2022 Age	2021 Age	2020 Age	2022 Age	2021 Age	2020 Age	2022 Age	2021 Age	2020 Age
Retiring currently at age 65
Male	87.1	87.2	86.4	87.7	86.9	86.6	85.5	85.4	85.6
Female	88.7	88.7	88.7	90.0	89.3	89.3	87.2	87.1	87.3
Currently aged 45, retiring at age 65
Male	88.5	88.6	88.5	89.3	88.6	89.6	87.0	86.9	87.2
Female	90.7	90.8	90.8	91.7	91.1	92.3	88.6	88.5	88.9
(1)    Based on the CMI’s S3 mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.
(2) Based on the CMI's S3 mortality tables with scaling factors based on the experience of the plan, with suitable future improvements.
Schedule of sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities
For the significant assumptions, the following sensitivity analyses estimate the potential impacts on the consolidated income statement for the year ending 30 June 2023 and on the plan liabilities at 30 June 2022:

	United Kingdom			Ireland			United States
Benefit/(cost)	Operating profit £ million	Profit after taxation £ million	Plan liabilities(1) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(1) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(1) £ million
Effect of 0.5% increase in discount rate	2	19	336	1	4	96	1	3	22
Effect of 0.5% decrease in discount rate	(3)	(17)	(374)	(1)	(4)	(108)	(1)	(3)	(23)
Effect of 0.5% increase in inflation	(2)	(9)	(246)	(1)	(3)	(59)	—	(1)	(10)
Effect of 0.5% decrease in inflation	2	10	260	1	3	57	—	1	9
Effect of one year increase in life expectancy	—	(6)	(171)	—	(2)	(56)	—	(1)	(17)

(1)    The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.
(i) The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation linked assumptions (e.g. pension increases and salary increases where appropriate).
Schedule of analysis of fair value of plan assets
An analysis of the fair value of the plan assets is as follows:

	2022
	United Kingdom £ million		Ireland £ million		United States and other £ million		Total £ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities	23	1,218	—	319	70	105	93	1,642	1,735
Bonds
Fixed-interest government	2	86	—	30	49	152	51	268	319
Inflation-linked government	—	—	—	199	1	1	1	200	201
Investment grade corporate	—	68	—	388	25	222	25	678	703
Non-investment grade	44	557	2	200	1	1	47	758	805
Loan securities	11	1,271	—	98	—	—	11	1,369	1,380
Repurchase agreements	2,400	(215)	—	—	—	—	2,400	(215)	2,185
Liability Driven Investment (LDI)	—	119	—	46	—	—	—	165	165
Property	28	716	—	74	—	1	28	791	819
Hedge funds	—	107	—	92	—	5	—	204	204
Interest rate and inflation swaps	—	(900)	—	37	—	—	—	(863)	(863)
Cash and other	24	481	7	154	—	80	31	715	746
Total bid value of assets	2,532	3,508	9	1,637	146	567	2,687	5,712	8,399

	2021
	United Kingdom £ million		Ireland £ million		United States and other £ million		Total £ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities	—	604	2	306	70	106	72	1,016	1,088
Bonds
Fixed-interest government	86	61	—	81	47	4	133	146	279
Inflation-linked government	—	—	—	239	—	—	—	239	239
Investment grade corporate	13	499	—	355	24	367	37	1,221	1,258
Non-investment grade	17	134	2	115	2	10	21	259	280
Loan securities	58	1,731	1	278	—	—	59	2,009	2,068
Repurchase agreements	4,512	(904)	—	—	—	—	4,512	(904)	3,608
Liability Driven Investment (LDI)	2	210	—	66	—	—	2	276	278
Property	—	685	—	72	—	1	—	758	758
Hedge funds	—	101	—	139	—	4	—	244	244
Interest rate and inflation swaps	—	(994)	—	108	—	—	—	(886)	(886)
Cash and other	12	514	2	60	—	90	14	664	678
Total bid value of assets	4,700	2,641	7	1,819	143	582	4,850	5,042	9,892
(i) The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long-term.
Schedule of timing of benefit payments
The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2022 £ million	2021 £ million	2022 £ million	2021 £ million	2022 £ million	2021 £ million
Maturity analysis of benefits expected to be paid
Within one year	295	288	70	84	58	52
Between 1 to 5 years	1,082	1,112	353	338	187	145
Between 6 to 15 years	2,556	2,606	704	656	310	247
Between 16 to 25 years	2,252	2,314	634	588	183	145
Beyond 25 years	2,787	2,840	768	746	174	138
Total	8,972	9,160	2,529	2,412	912	727
	years	years	years	years	years	years
Average duration of the defined benefit obligation	15	18	15	18	9	11